Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2015	2014	2015	2014

Realized gain (loss)
Interest rate swap contracts	$(1,333)	$(700)	$(2,359)	$(1,254)
Foreign exchange forward contracts	—	—	—	500
Unrealized gain (loss)
Interest rate swap contracts	1,241	(1,642)	(1,834)	(1,294)
Foreign exchange forward contracts	345	—	(1,177)	(248)
Total realized and unrealized (loss) gain	253	(2,342)	(5,370)	(2,296)